Investigations and Out of Period Adjustments (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Out of period adjustments [Abstract]
Investigations and out of period adjustments
The impact of out of period adjustments recorded during fiscal 2013 and the first quarter of fiscal 2014 on select line items of the Consolidated Condensed Statements of Operations for the quarter ended June 29, 2012, using the rollover method, is shown below:

	Quarter Ended June 29, 2012
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenue	$3,628	$6	$3,634
Costs of services (excludes depreciation and amortization and restructuring costs)	2,967	1	2,968
Selling, general and administrative	281	3	284
Depreciation and amortization	262	(2)	260
Restructuring costs	27	5	32
Interest expense	44	—	44
Other (income) expense	12	—	12
Income from continuing operations before taxes	40	(1)	39
Taxes on income	19	4	23
Income from continuing operations	21	(5)	16
Loss from discontinued operations, net of taxes	21	—	21
Net income attributable to CSC common shareholders	40	(5)	35
EPS – Diluted
Continuing operations	$0.13	$(0.03)	$0.10
Discontinued operations	0.13	—	0.13
Total	$0.26	$(0.03)	$0.23
The impact of out of period adjustments recorded during the first quarter of fiscal 2014 on select line items of the Consolidated Condensed Statements of Operations for the quarter ended June 28, 2013, using the rollover method, is shown below:

	Quarter Ended June 28, 2013
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenue	$3,254	$19	$3,273
Costs of services (excludes depreciation and amortization and restructuring costs)	2,456	26	2,482
Selling, general and administrative	292	—	292
Depreciation and amortization	254	—	254
Restructuring costs	7	2	9
Interest expense	39	—	39
Other (income) expense	(1)	—	(1)
Income from continuing operations before taxes	211	(9)	202
Taxes on income	66	(11)	55
Income from continuing operations	145	2	147
Income from discontinued operations, net of taxes	14	—	14
Income attributable to CSC common shareholders	156	2	158
EPS – Diluted
Continuing operations	$0.93	$0.01	$0.94
Discontinued operations	0.09	—	0.09
Total	$1.02	$0.01	$1.03
The rollover impact on income (loss) from continuing operations before taxes of the recorded out of period adjustments in the first three months of fiscal 2014, fiscal 2013 and fiscal 2012 is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2012 Adjustments	Fiscal 2013 Adjustments	Fiscal 2014 First Quarter Adjustments	Total Adjustments
Fiscal 2014	$—	$—	$(9)	$(9)
Fiscal 2013	—	6	7	13
Fiscal 2012	79	7	(3)	83
Fiscal 2011	(29)	(22)	2	(49)
Prior fiscal years (unaudited)	(50)	9	3	(38)

The following table summarizes the cumulative effect on the fiscal 2012 net loss attributable to CSC common shareholders of the consolidated out of period adjustments recorded during fiscal 2012 and fiscal 2013 under the rollover method. The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2012, but had no net impact on the full year fiscal 2012 results:

	Fiscal 2012
	Quarter Ended
(Amounts in millions)	July 1, 2011	September 30, 2011	December 30, 2011	March 30, 2012	Total
Operating costs inappropriately capitalized	$1	$—	$—	$—	$1
Misapplication of US GAAP	1	(1)	2	(1)	1
Miscellaneous errors	2	7	—	2	11
Total Nordic adjustments	4	6	2	1	13
Operating costs inappropriately capitalized	—	11	—	—	11
Misapplication of US GAAP	—	8	—	1	9
Miscellaneous errors	—	2	2	(1)	3
Total Australia adjustments	—	21	2	—	23
NHS adjustments	(2)	(2)	46	(7)	35
NPS adjustments	3	1	(5)	11	10
Other adjustments	2	(11)	5	9	5
Effect on income (loss) from continuing operations before taxes	7	15	50	14	86
Taxes on income	(2)	(3)	(2)	(4)	(11)
Other income tax adjustments	1	14	(10)	(5)	—
Effect on net income (loss) attributable to CSC common shareholders	$6	$26	$38	$5	$75
Out of period adjustments recorded during fiscal 2011, 2012 and 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended April 1, 2011 under the rollover method:

	Twelve Months Ended April 1, 2011
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,597	$1	$14,598
Costs of services (excludes depreciation and amortization)	11,653	(4)	11,649
Selling, general and administrative	935	1	936
Depreciation and amortization	1,063	3	1,066
Interest expense	167	—	167
Other (income) expense	(11)	—	(11)
Income from continuing operations before taxes	827	1	828
Taxes on income	194	(22)	172
Income from continuing operations	633	23	656
Income from discontinued operations, net of taxes	126	—	126
Net income attributable to CSC common shareholders	740	23	763
EPS – Diluted
Continuing operations	$3.93	$0.15	$4.08
Discontinued operations	0.80	—	0.80
Total	$4.73	$0.15	$4.88
The impact on income (loss) from continuing operations before taxes of the $25 million of out of period adjustments identified in fiscal 2012 related to the Company's NHS contract is attributable to the following prior fiscal years:

Increase/(Decrease)
(Amounts in millions)	Fiscal 2012 Adjustments
Fiscal 2012	$25
Fiscal 2011	(7)
Fiscal 2010	(4)
Prior fiscal years (unaudited)	(14)
Out of period adjustments recorded during fiscal 2012 and fiscal 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended March 30, 2012 under the rollover method:

	Twelve Months Ended March 30, 2012
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,476	$56	$14,532
Costs of services (excludes depreciation and amortization, specified contract charge, settlement charge and restructuring costs)	12,181	(27)	12,154
Cost of services – specified contract charge (excludes amount charged to revenue of $204)	1,281	3	1,284
Selling, general and administrative (excludes restructuring costs)	1,108	2	1,110
Depreciation and amortization	1,141	(2)	1,139
Restructuring costs	140	(5)	135
Interest expense	174	(3)	171
Other (income) expense	4	2	6
Loss from continuing operations before taxes	(4,487)	86	(4,401)
Taxes on income	(96)	11	(85)
Loss from continuing operations	(4,391)	75	(4,316)
Income from discontinued operations, net of taxes	166	—	166
Net loss attributable to CSC common shareholders	(4,242)	75	(4,167)
EPS – Diluted
Continuing operations	$(28.44)	$0.48	$(27.96)
Discontinued operations	1.07	—	1.07
Total	$(27.37)	$0.48	$(26.89)
The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2013, but had no net impact on the full year fiscal 2013 results:

	Fiscal 2013
	Quarter Ended
(Amounts in millions)	June 29, 2012	September 28, 2012	December 28, 2012	March 29, 2013	Total
NHS adjustments	$—	$(9)	$—	$—	$(9)
Other adjustments	3	12	4	(4)	15
Effect on income from continuing operations before taxes	3	3	4	(4)	6
Taxes on income	(2)	(1)	(4)	(1)	(8)
Other income tax adjustments	(2)	—	(2)	(1)	(5)
Effect on income from discontinued operations, net of taxes	—	—	(28)	28	—
Effect on net income attributable to CSC common shareholders	$(1)	$2	$(30)	$22	$(7)
The impact on income (loss) from continuing operations before taxes of the out of period adjustments identified in fiscal 2013 related to the Company's NHS contract is attributable to the following prior fiscal years:

Increase/(Decrease)
(Amounts in millions)	Fiscal 2013 Adjustments
Fiscal 2013	$(9)
Fiscal 2012	10
Fiscal 2011	(15)
Fiscal 2010	18
Prior fiscal years (unaudited)	(4)
Out of period adjustments recorded in fiscal 2013 had the following impact on select line items of the Consolidated Statements of Operations for the twelve months ended March 29, 2013 under the rollover method:

	Twelve Months Ended March 29, 2013
(Amounts in millions, except per-share amounts)	As Reported	Adjustments Increase/ (Decrease)	Amount Adjusted for Removal of Errors
Revenues	$14,195	14	$14,209
Costs of services (excludes depreciation and amortization and restructuring costs)	11,100	6	11,106
Selling, general and administrative (excluding restructuring costs)	1,176	(1)	1,175
Depreciation and amortization	1,070	(2)	1,068
Restructuring costs	264	5	269
Interest expense	183	—	183
Other (income) expense	(25)	—	(25)
Income from continuing operations before taxes	449	6	455
Taxes on income	(49)	13	(36)
Income from continuing operations	498	(7)	491
Income from discontinued operations, net of taxes	481	—	481
Net income attributable to CSC common shareholders	961	(7)	954
EPS – Diluted
Continuing operations	$3.09	$(0.04)	$3.05
Discontinued operations	3.09	—	3.09
Total	$6.18	$(0.04)	$6.14
The rollover impact on income (loss) from continuing operations before taxes of the recorded out of period adjustments in fiscal 2013, 2012 and 2011 is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2011 Adjustments	Fiscal 2012 Adjustments	Fiscal 2013 Adjustments	Total Adjustments
Fiscal 2013	$—	$—	$6	$6
Fiscal 2012	—	79	7	86
Fiscal 2011	52	(29)	(22)	1
Fiscal 2010	(48)	(9)	14	(43)
Prior fiscal years (unaudited)	(4)	(41)	(4)	(49)
The following table summarizes the cumulative effect on the fiscal 2011 net income attributable to CSC common shareholders of the consolidated out of period adjustments recorded during fiscal 2011, 2012 and 2013. The amounts noted below also include certain adjustments that only impacted quarters (unaudited) within fiscal 2011, but had no net impact on the full year fiscal 2011 results:

	Fiscal 2011
	Quarter Ended
(Amounts in millions)	July 2, 2010	October 1, 2010	December 31, 2010	April 1, 2011	Total
Operating costs inappropriately capitalized	$15	$38	$8	$6	$67
Misapplication of US GAAP	4	3	6	(1)	12
Miscellaneous errors	1	(1)	9	(2)	7
Total Nordic adjustments	20	40	23	3	86
Operating costs inappropriately capitalized	—	(1)	(1)	—	(2)
Misapplication of US GAAP	—	1	3	(1)	3
Miscellaneous errors	(4)	5	(2)	(3)	(4)
Total Australia adjustments	(4)	5	—	(4)	(3)
NHS adjustments	(10)	(2)	(5)	(5)	(22)
NPS adjustments	4	2	(10)	(7)	(11)
Other adjustments	(9)	(8)	(18)	(14)	(49)
Effect on income from continuing operations before taxes	1	37	(10)	(27)	1
Taxes on income	4	1	9	10	24
Other income tax adjustments	(1)	(13)	(6)	18	(2)
Effect on net income attributable to CSC common shareholders	$4	$25	$(7)	$1	$23
The impact of the adjustments on income (loss) from continuing operations before taxes is attributable to the following prior fiscal years:

	Increase/(Decrease)
(Amounts in millions)	Fiscal 2008 & Prior (unaudited)	Fiscal 2009 (unaudited)	Fiscal 2010	Fiscal 2011	Total
Intentional irregularities	$10	$(7)	$(4)	$1	$—
Other Errors	(7)	(16)	3	(3)	(23)
	$3	$(23)	$(1)	$(2)	$(23)